ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Payables and Accruals [Abstract]
ACCRUED EXPENSES	As of December 31, 2019 and March 31, 2019, accrued expenses were primarily comprised of accrued legal, professional and consulting services fees.

As of March 31, 2019, and 2018, accrued expenses amounted to $178,929 and $14,955, respectively. Accrued expenses comprised of accrued legal and professional, consultant services and year end employee bonuses as of March 31, 2019 and March 31, 2018.